Accounts Payable - Schedule of accounts payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Vendor payable	$ 10,472	$ 7,395
Shipping charges payable and others	21,101	17,745
Accounts Payable	$ 31,573	$ 25,140